Restatement	12 Months Ended
Dec. 31, 2021
Restatement
Restatement

Note 1: Restatement

Subsequent to the Company’s filing of its Annual Report on Form 20-F on April 21, 2022, it was determined that the annual consolidated financial statements for the year ended December 31, 2021 required certain corrections to reflect the proper valuation of the Company’s bond issue agreement and convertible bonds issue agreement signed with Kreos Capital VI (“Kreos”) on November 19, 2021.

At the initial recognition of this transaction, a “day one loss” of €1,444 million was calculated and reported as a financial asset on the Company’s balance sheet. The day one loss was deferred and amortised over the term of the contract in financial expenses for the difference between the fair value of the convertible bonds plus the fair value of the attached warrants as estimated by the Company on the one hand, and the corresponding transaction prices (i.e., proceeds received) on the other hand, assuming that the contractual interest of the straight bonds was a market rate for Biophytis at the transaction date.

The Company reconsidered all the characteristics listed in the Kreos financing contract, which includes various instruments (straight bonds, convertible bonds, and warrants) in view of the way negotiations conducted with Kreos took place.

Initially the Company considered that the interest rate applied to the straight bonds was a market rate, leading to a day one loss on convertible bonds and warrants which was not offset by a day one gain on straight bonds. Reconsidering this assessment, the Company concluded that all instruments negotiated at the same time with Kreos should have been analysed together and the amount of cash received on November 19, 2021 (before transaction costs) was deemed to correspond to the fair value of all the instruments contracted with Kreos. As a result, the Company revised the credit spread used at issuance date so that day one losses and day one gains identified on each financial instrument that was part of the transaction with Kreos offset each other at the inception of the agreement, except for the third tranche (C) of the straight bonds which was subject to specific negotiation with Kreos and issued in December 2021.

In the course of the restatement, the various instruments (straight bonds, convertible bonds and warrants) were recognized at inception on the balance sheet for the fair value estimated by the Company which corresponds as a whole to the consideration received (before transaction costs). At the level of each instrument, value differences are identified between i) the nominal value of the instruments entered in the contract and ii) their fair value estimated by the Company based on unobservable inputs: these value differences are individually analyzed as day one losses and day one gains, which are required to be deferred under IFRS 9. Since the instruments are linked to each other, traded as a whole, the Company considered that the recognition of all of these gains and losses by the end of the reporting period is a reflection of the economics of the transaction.

The following table summarizes the impact of the restatement on the various instruments of the Kreos financing contract.

	As of November 19, 2021			As of December 31, 2021
(amounts in thousands of euros)	As filed	Restatements	As restated	As filed	Restatements	As restated
Convertible bonds	2,198	(566)	1,632	2,215	(568)	1,647
Straight bonds	3,153	(538)	2,615	3,865	(540)	3,325
Conversion options	819	(355)	464	916	(380)	536
Warrants	708	2	710	788	—	788
Day one loss	(1,444)	1,444	—	(1,390)	1,390	—

The following presents a reconciliation of the impacted financial statement line items as previously filed to the restated amounts as of and for the year ended December 31, 2021. The previously reported amounts reflect those included in the annual report as of and for the year ended December 31, 2021. These amounts are labelled as “As filed” in the tables below. The amounts labelled “As restated” represent the effects of this restatement due to the corrections required to reflect the proper accounting treatment of these agreements.

STATEMENT OF CONSOLIDATED FINANCIAL POSITION

	AS OF
	DECEMBER 31, 2021
(amounts in thousands of euros)	As filed	Restatements	As restated

ASSETS
Patents and software	2,757		2,757
Property, plant and equipment	563		563
Other non-current financial assets	1,251	(1,065)	186
Total non-current assets	4,571	(1,065)	3,506
Other receivables	6,536		6,536
Other current financial assets	1,229	(325)	904
Cash and cash equivalents	23,926		23,926
Total current assets	31,691	(325)	31,366

TOTAL ASSETS	36,262	(1,390)	34,872

LIABILITIES AND SHAREHOLDERS’ EQUITY
Shareholders’ equity
Share capital	27,191	—	27,191
Premiums related to the share capital	27,781	—	27,781
Treasury shares	(51)	—	(51)
Foreign currency translation adjustment	(73)	—	(73)
Accumulated deficit - attributable to shareholders of Biophytis	(17,865)	15	(17,850)
Net income (loss) - attributable to shareholders of Biophytis	(31,246)	83	(31,163)
Shareholders’ equity - attribuable to shareholders of Biophytis	5,737	98	5,835
Non-controlling interests	(32)	—	(32)
Total shareholders’ equity	5,705	98	5,803
Employee benefit obligations	205	—	205
Non-current financial liabilities	6,293	(775)	5,518
Derivative liabilities	916	(380)	536
Total non-current liabilities	7,414	(1,155)	6,259

Current financial liabilities	12,370	(333)	12,037
Provisions	—	—	—
Trade payables	7,606	—	7,606
Tax and social liabilities	1,998	—	1,998
Current derivative financial instruments	788	—	788
Other creditors and miscellaneous liabilities	381	—	381
Total current liabilities	23,143	(333)	22,810

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	36,262	(1,390)	34,872

STATEMENT OF CONSOLIDATED OPERATIONS

	FOR THE YEAR ENDED
	DECEMBER 31, 2021
	As
(amounts in thousands of euros)	filed	Restatements	As restated

Gross margin	—	—	—

Research and development expenses, net	(19,665)	—	(19,665)
General and administrative expenses	(7,150)	—	(7,150)
Operating loss	(26,815)	—	(26,815)

Financial expenses	(2,581)	64	(2,517)
Financial income	24	—	24
Change in fair value of convertible notes	(1,875)	19	(1,856)
Net Financial expense	(4,432)	83	(4,349)

Loss before taxes	(31,247)	83	(31,164)

Income taxes benefit	—	—	—
Net loss	(31,247)	83	(31,164)

Attributable to shareholders of Biophytis	(31,246)	83	(31,163)
Non-controlling interests	(1)	—	(1)

Basic and diluted weighted average number of shares outstanding	118,282,679	—	118,282,679
Basic loss per share (€/share)	(0.26)	—	(0.26)
Diluted loss per share (€/share)	(0.26)	—	(0.26)

STATEMENT OF CONSOLIDATED COMPREHENSIVE LOSS

	FOR THE YEAR ENDED
	DECEMBER 31, 2021
(amounts in thousands of euros)	As filed	Restatements	As restated
Net loss for the year	(31,247)	83	(31,164)
Items that will not be reclassified to profit or loss
Actuarial gains and losses	23	—	23
Items that will be reclassified to profit or loss
Foreign currency translation adjustment		—
Other comprehensive income (loss)	23	—	23

Total comprehensive loss	(31,224)	83	(31,141)

Attributable to shareholders of Biophytis	(31,223)	83	(31,140)
Non-controlling interests	(1)	—	(1)

STATEMENT OF CHANGES IN CONSOLIDATED SHAREHOLDERS’ EQUITY

	FOR THE YEAR ENDED DECEMBER 31, 2021
	As filed	Restatements	As restated

(amounts in thousands of euros)	Shareholders’ equity - Attributable to shareholders of Biophytis
As of January 1, 2021	2,268		2,268
Net loss for the period	(31,247)	83	(31,164)
Other comprehensive income (loss)	23	—	23
Total comprehensive income (loss)	(31,224)	83	(31,141)
Conversion of convertible notes	10,940	—	10,940
Share capital increase	20,205	—	20,205
Exercise of warrants (BSA) and founders’ warrants (BSPCE)	742	—	742
Subscription of warrants (BSA)	(62)	15	(47)
Allocation of premiums to retained earnings	1,521	—	1,521
Treasury shares movements, net	—	—	—
Gains and losses, net related to treasury shares	(9)	—	(9)
Equity settled share-based payments	2	—	2
Biophytis shares to be received from Negma	3,421	—	3,421
Cost incurred in relation to public offering on the NASDAQ	(2,099)	—	(2,099)
As of December 31, 2021	5,705	98	5,803

STATEMENT OF CONSOLIDATED CASH FLOWS

	FOR THE YEAR ENDED
	DECEMBER 31, 2021
(amounts in thousands of euros)	As filed	Restatements	As restated
Net loss for the period	(31,247)	83	(31,164)
Amortization and depreciation of intangible and tangible assets	311	—	311
Additions of provisions, net of reversals	39	—	39
Expenses associated with share-based payments	3,422	—	3,422
Financial interests and conversion settled with cash payment	562	—	562
Spread of the deferred loss	54	—	54
Changes in fair value of convertible notes	1,875	(19)	1,856
Interest on investment accounts	(4)	—	(4)
Financial indemnity, net, NEGMA	1,675	—	1,675
Unwinding of conditional advances and other financial expenses	397	—	397
Amortized cost of non-convertible bonds	132	(64)	68
Operating cash flows before change in working capital requirements	(22,785)	—	(22,785)

(-) Change in working capital requirements (net of depreciation of trade receivables and inventories)	(1,010)	—	(1,010)

Cash flows from operating activities	(23,795)	—	(23,795)

Cash flows used in investing activities	(12,160)	—	(12,160)

Cash flows from financing activities	29,715	—	29,715

Net effect of exchange rate changes on cash and cash equivalents	(1)	—	(1)

Increase (decrease) in cash and cash equivalents	18,079	—	18,079

Cash and cash equivalents at the beginning of the period (including bank overdrafts)	5,847	—	5,847
Cash and cash equivalents at the end of the period (including bank overdrafts)	23,926	—	23,926

In addition, amounts were restated in the following:

●	Note 3.1: Principles used in preparing the Financial Statements - Going concern,
●	Note 3.3: Use of judgments and estimates,
●	Note 3.21: Financial liabilities,
●	Note 6: Non-current financial assets,
●	Note 10: Financial assets and liabilities and impact on statements of consolidated operations,
●	Note 13: Borrowings,
●	Note 13.2: Convertible notes and non-convertible bonds,
●	Note 18: Net financial expense,
●	Note 19: Income taxes,
●	Note 20: Earnings per share